Share capital and reserves - Summary of Detailed Information about Shares in the Company Held by Associates or Subsidiaries (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Detailed Information About Shares In The Company Held By Associates Or Subsidiaries [Line Items]
Issued capital	£ 500	£ 500	[1]	£ 400	[1]
Equiniti Share Plan Trustees Limited [Member]
Detailed Information About Shares In The Company Held By Associates Or Subsidiaries [Line Items]
Issued capital	£ 1	£ 1		£ 1		£ 1
Number of shares in entity held by entity or by its subsidiaries or associates	349,500	401,198		434,268		484,811

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.